Salaries and social charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Salaries And Benefits [abstract]
Profit sharing	R$ 20,653	R$ 15,237
Salaries payable	4,378	2,758
Social charges	8,421	5,102
Payroll accruals	14,601	9,807
Payroll taxes (LTIP)	23,816
Other	2,067	1,365
Total	R$ 73,936	R$ 34,269